Net Finance Costs - Disclosure Of Finance Income Expense Explanatory (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Income Expense [Abstract]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	S/ 22,244	S/ 9,249	S/ 32,100
Fianancial Cost Factoring Expenses	20,332	19,132	14,465
Interest Expenses To Government Grants	S/ 143	S/ 256	S/ 339